Borrowings - Loan Agreement - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 25, 2015	Nov. 06, 2014	Dec. 22, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2012
Schedule Of Debt Instruments [Line Items]
Extension period for interest-only payment		4 months
Repayment of notes				$ 40,000,000
Interest expense					$ 22,449,000	$ 18,769,000	$ 18,230,000
2022 Notes [Member]
Schedule Of Debt Instruments [Line Items]
Aggregate principal amount of loan			$ 175,000,000
Debt issuance costs			$ 900,000
Interest expense					20,900,000	500,000
2022 Notes [Member] | Modified Loan Agreement [Member]
Schedule Of Debt Instruments [Line Items]
Unamortized debt issuance costs				$ 300,000		300,000
Loan Agreement [Member]
Schedule Of Debt Instruments [Line Items]
Discount on loan recorded as a non-current liability to be paid upon full repayment or maturity of the loans					1,200,000
Hercules [Member]
Schedule Of Debt Instruments [Line Items]
Initial debt discount					1,600,000
Interest expense					$ 0	5,400,000	$ 4,700,000
Hercules [Member] | 2022 Notes [Member] | Modified Loan Agreement [Member]
Schedule Of Debt Instruments [Line Items]
Debt issuance costs						$ 900,000
Hercules [Member] | Loan Agreement [Member]
Schedule Of Debt Instruments [Line Items]
Aggregate principal amount of loan	$ 40,000,000							$ 40,000,000
Outstanding principal balance repayment start date	Jun. 01, 2016
Outstanding principal balance repayment end date	Nov. 01, 2018
Extended maturity period on principal payment	6 months